PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property and equipment is comprised of the following:

	March 31, 2023	December 31, 2022
Furniture and Fixtures	$78,944	$78,134
Computers and Software	36,667	36,667
Machinery & Equipment	116,403	118,003
Vehicles	310,348	310,348
Total cost	542,362	543,152
Accumulated depreciation	(216,679)	(195,088)
Property, plant and equipment, net	$325,683	$348,064

Property and equipment are comprised of the following:

	December 31, 2022	December 31, 2021
Furniture and Fixtures	$78,134	$75,070
Computers and Software	36,667	29,196
Machinery & Equipment	118,003	108,799
Vehicles	310,348	239,093
Total cost	543,152	452,158
Accumulated depreciation	(195,088)	(104,121)
Property, plant and equipment, net	$348,064	$348,037